INVESTMENTS IN TRADING SECURITIES - Schedule of Fair Value Carrying Value of Investments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Investments [Line Items]
Total investments	$ 3,373,358	$ 2,345,984	$ 887,143
Marketable Equity Securities - Level 1 [Member]
Schedule of Investments [Line Items]
Total investments	2,680,755	1,866,989	656,053
Marketable Debt Securities - Level 2 [Member]
Schedule of Investments [Line Items]
Total investments	692,603	101,437	0
Non-Marketable Equity Securities - Level 3 [Member]
Schedule of Investments [Line Items]
Total investments	$ 0	$ 377,558	$ 231,090